Cadre Institutional Investors Trust
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779
                                 (631) 467-0200




                                 March 15, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Cadre Institutional Investors Trust -- (1933 Act File No. 33-94206; 1940 Act File No. 811-9064, filing pursuant to Rule 497(j) under the 1933 Act)

Ladies and Gentlemen:


                  On behalf of the above-named Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the definitive forms of prospectuses and the definitive statement of additional information dated February 28, 2001, that would have been filed under paragraph
(b) or (c) of Rule 497, do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No.8 on February 28, 2001.

                                  Sincerely,

                                  CADRE INSTITUTIONAL INVESTORS TRUST

                                  By:  /S/ ANNE G. GILL, Esq.
                                       ----------------------
                                  Name:  Anne G. Gill, Esq.
                                  Title:    Secretary